Net Loss Per Share - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (30,739)	$ (15,311)
Net loss attributable to ordinary shareholders	$ (30,739)	$ (15,311)
Weighted average ordinary shares outstanding, basic and diluted	87,010,596	9,983,754
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.35)	$ (1.53)